Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net loss	$ (7,086,274)	$ (5,877,718)
Adjustments to reconcile net loss to net cash flows from operating activities:
Depreciation and license amortization	426,183	416,970
Share-based compensation	1,458,271	2,031,291
Expenses paid through the issuance of common stock	140,262	124,625
(Gain) loss on change in fair value of derivative liabilities	(1,686,478)	171,371
Gain on negotiated reductions in accounts payable and other accrued expenses	(477,263)
Loss on loan modification	1,356,177
Amortization and write-off of debt issuance costs and original issue discounts	143,418	2,061,078
Increase (decrease) in cash resulting from changes in:
Accounts receivable	(324,920)	(43,852)
Inventory	(309,551)	(270,686)
Cost of deferred product revenue		(47,639)
Prepaid expenses and other current assets	(63,997)	(43,461)
Other assets	(2,550)	16,581
Accounts payable and accrued expenses	(695,343)	(2,738,727)
Deferred revenue	(655,866)	(3,233,649)
Net cash flows from operating activities	(7,777,931)	(7,433,816)
Cash flows from investing activities:
Purchases of property and equipment	(74,469)	(127,453)
Acquisition of license	(100,000)
Net cash flows from investing activities	(174,469)	(127,453)
Cash flows from financing activities:
Net proceeds from issuance of convertible notes payable		3,424,950
Net proceeds from equity private placement	9,829,014	5,516,495
Proceeds from warrant exercises	19,625	94,351
Net cash flows from financing activities	9,848,639	9,035,796
Net change in cash and cash equivalents	1,896,239	1,474,527
Cash and cash equivalents, beginning of period	1,620,005	145,478
Cash and cash equivalents, end of period	3,516,244	1,620,005
Cash paid for:
Income taxes
Interest	$ 11,168	$ 33,200